INVENTORIES	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consist of finished goods, raw materials, and work in progress (“WIP.”) WIP includes the cost of the developed product as well as all of the direct costs incurred to manufacture the product. The cost of the product is capitalized on an average cost basis.

Inventories consisted of the following as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Raw materials	¥41,391	¥29,240
Work in progress	213,409	154,231
Finished goods	9,486	23,165
Total	¥264,286	¥206,636